Other Payables, Accruals and Advance Receipts (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other Payables, Accruals and Advance Receipts
Accrued research and development expenses	$ 142,667	$ 153,737
Accrued salaries and benefits	26,249	45,048
Accrued selling and marketing expenses	17,930	16,340
Accrued capital expenditures	16,368	23,659
Accrued administrative and other general expenses	15,737	15,777
Advances for inventory purchases	6,076	1,896
Value-added tax payables	3,146	121
Deposits	1,633	1,564
Deferred government grants	635	740
Others	16,627	10,355
Total other payables, accruals and advance receipts	249,218	271,399
Related parties
Other Payables, Accruals and Advance Receipts
Total other payables, accruals and advance receipts	$ 2,150	$ 2,162